Commitments and Contingencies - Partnership Distributions (Details) - USD ($)	12 Months Ended					52 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	50.00%					50.00%
Percentage of partnership interests distributable at company's discretion	100.00%					100.00%
Management fee percent	2.00%
Navitus
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	50.00%					50.00%
Noncontrolling interest, preferred return distribution, percentage	10.00%
Warrant conversion ratio, per unit acquired	50,000
Warrant issuance ratio per $1.00 invested	1
Capital contributions						$ 7,332,900
Navitus | Common Stock
Noncontrolling Interest [Line Items]
Warrants issued as a result of capital contributions	$ 2,112,000	$ 2,917,000	$ 1,140,000	$ 2,186,000	$ 1,089,900	$ 9,444,900